Other receivables and assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Other receivables and assets
Prepayments for inventories		¥ 1,222,785	¥ 758,834
Prepaid income tax		133,090	139,617
Others		335,189	266,252
Subtotal of prepayments		1,691,064	1,164,703
Less: Loss allowance		2,638	2,638
Total prepayments, net		1,688,426	1,162,065
Ifrs Dividends Receivable		50,000
Receivables from sales of fuel		249,852	99,649
Others	[1]	2,222,593	2,077,156
Subtotal of other receivables		2,522,445	2,176,805
Less: Loss allowance		187,675	52,531
Total other receivables, net		2,334,770	2,124,274
Profit compensation from Huaneng Group			457,727
VAT recoverable		2,428,315	1,773,396
Finance lease receivables (Note 41)		478,666	483,691
Designated loan to a joint venture		304,306	80,000
Others		138,209	136,610
Subtotal other assets		3,349,496	2,931,424
Less: Loss allowance		64,615
Total other assets, net		3,284,881	2,931,424
Gross total		7,563,005	6,272,932
Net total		¥ 7,308,077	¥ 6,217,763

[1]	Included in others, there were advances amounting to RMB222 million as at 31 December 2020 (31 December 2019: RMB232 million) which were due from Huangtai #8 Power Plant with indefinite repayment terms. For the year ended 31 December 2020, Huangtai Power, a subsidiary of the Company, received total repayments amounting to RMB10 million (for the year ended 31 December 2019: RMB41 million).